Related parties - Transactions with associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Assets	€ 1,023,856	€ 980,299	€ 976,834
Liabilities	970,158	924,671
Total for all associates
Disclosure of subsidiaries [line items]
Assets	142	121
Liabilities	263	424
Off-balance sheet commitments	23	20
Income received	16	10
Expenses paid	2	3
Joint ventures
Disclosure of subsidiaries [line items]
Assets	0	0
Liabilities	10	1
Off-balance sheet commitments	0	0
Income received	0	0
Expenses paid	€ 0	€ 0